Other assets, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other assets, net [Abstract]
Accounts receivable	₩ 9,355,388	₩ 7,666,217
Domestic exchange settlement debit	4,337,628	6,121,332
Guarantee deposits	1,184,572	1,152,434
Present value discount on guarantee deposits	(45,316)	(44,694)
Accrued income	2,612,823	1,896,822
Prepaid expense	193,849	194,040
Suspense payments	71,764	73,153
Sundry assets	93,766	92,221
Separate account assets	8,253,351	2,650,302
Advance payments	317,365	616,996
Unamortized deferred acquisition cost	907,868	786,134
Other	661,998	423,759
Allowances for credit loss of other assets	(66,775)	(56,798)
Total Other Assets	₩ 27,878,281	₩ 21,571,918